Equity (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 24, 2023	Jan. 27, 2022	Oct. 27, 2021
IfrsStatementLineItems [Line Items]
Share capital	R$ 17	R$ 17
Total number of shares	93,722,831	93,722,831
Authorized capital	R$ 50	R$ 50
Payment of dividends	65,539	66,828	R$ 65,521
Dividend distributed	46,788	47,092	46,873
Dividends paid to non-controlling interests	18,750	19,736	18,648
Cash outflow	R$ 12,369	R$ 152,317	R$ 213,722
Class A Ordinary Shares [member]
IfrsStatementLineItems [Line Items]
Total number of shares	47,920,068	47,920,068
Repurchase of ordinary shares				2,000,000	1,874,457	1,383,108
Class B Ordinary Shares [member]
IfrsStatementLineItems [Line Items]
Total number of shares	45,802,763	45,802,763